Investments in Associates (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Investments In Associates
Sensitivity of fair value of financial assets %	10.00%	10.00%
Impact on statement of income for the increase in price per square meter	$ 2,756,984	$ 3,609,638
Impact on statement of income for the decrease in price per square meter	$ (2,756,984)	$ (3,609,638)